Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 500	$ 1,400
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	90,488	47,145
Financial liabilities	20	1,373
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	20
Financial liabilities, at fair value	20
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	20
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		1,373
Financial liabilities, at fair value		1,373
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		1,373
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	482
Financial assets, at fair value	482
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	482
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	110	2,145
Financial assets, at fair value	110	2,145
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	110	2,145
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Bunker Derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial assets	96
Financial assets, at fair value	96
Measured at fair value | Bunker Derivatives | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Bunker Derivatives | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	96
Measured at fair value | Bunker Derivatives | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Investments (Note 26)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	89,800	45,000
Financial assets, at fair value	89,800	45,000
Measured at fair value | Investments (Note 26) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Investments (Note 26) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Investments (Note 26) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	89,800	45,000
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	20	1,373
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	20
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		1,373
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	90,488	47,145
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	482
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	110	2,145
Measured at fair value | Hedging instruments | Bunker Derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial assets	96
Measured at fair value | Hedging instruments | Investments (Note 26)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	89,800	45,000
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	493,957	298,338
Financial liabilities	5,693,422	2,672,955
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,187,820	1,622,703
Financial liabilities, at fair value	3,277,577	1,648,136
Not measured at fair value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	3,277,577	1,648,136
Not measured at fair value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,940	30,103
Financial liabilities, at fair value	2,940	30,103
Not measured at fair value | Unsecured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	2,940	30,103
Not measured at fair value | Unsecured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	203,287	202,620
Financial liabilities, at fair value	204,195	202,225
Not measured at fair value | Unsecured other notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	204,195	202,225
Not measured at fair value | Unsecured other notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured other notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,150,673	763,085
Financial liabilities, at fair value	2,175,537	771,798
Not measured at fair value | Other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	2,175,537	771,798
Not measured at fair value | Other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,049	3,744
Financial liabilities, at fair value	5,121	3,383
Not measured at fair value | Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	5,121	3,383
Not measured at fair value | Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	143,653	50,700
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	97,116	73,797
Financial assets, at fair value	97,116	73,797
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	97,116	73,797
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,263
Financial assets, at fair value		2,268
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		2,268
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	250,312	184,409
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	146,529	38,869
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,693,422	2,672,955
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,187,820	1,622,703
Not measured at fair value | Other financial liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,940	30,103
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	203,287	202,620
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,150,673	763,085
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,049	3,744
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	143,653	50,700
Not measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	493,957	298,338
Not measured at fair value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	97,116	73,797
Not measured at fair value | Financial assets at amortised cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,263
Not measured at fair value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	250,312	184,409
Not measured at fair value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 146,529	$ 38,869